Investment in and Advances to Unconsolidated Joint Ventures (Details) - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Investments [Line Items]
Cash and cash equivalents		$ 68,986	$ 161,405	$ 196,804
Assets		109,812,830	162,485,391
Accounts payable		1,961,576	121,516
Liabilities		9,935,377	6,503,981
Net (loss) income of unconsolidated joint ventures		(2,096,495)	1,771,836
Landsea Homes [Member]
Schedule of Investments [Line Items]
Cash and cash equivalents		105,778,000	154,043,000	99,865,000
Restricted cash		4,270,000	2,335,000	19,724,000
Real estate inventories		687,819,000	598,179,000
Other assets		41,569,000	27,096,000
Assets		895,764,000	839,217,000
Accounts payable		36,243,000	16,490,000
Accrued expenses and other liabilities		62,869,000	48,046,000
Due to affiliates		2,357,000	1,347,000
Liabilities		366,278,000	255,847,000
Revenues		734,608,000	630,988,000	378,617,000
Cost of sales and expenses		(639,737,000)	(531,529,000)	(306,304,000)
Impairment of real estate inventories		(3,413,000)	0	0
Net (loss) income of unconsolidated joint ventures		(9,084,000)	22,391,000	36,706,000
Equity in net (loss) income of unconsolidated joint ventures		(16,418,000)	(7,901,000)	13,018,000
Cost of sales		639,737,000	531,529,000	306,304,000
LS- Boston Point LLC's share of members' equity		21,342,000	42,956,000
Landsea Homes [Member] | Corporate Joint Venture [Member]
Schedule of Investments [Line Items]
Cash and cash equivalents		2,740,000	6,159,000
Restricted cash		4,870,000	0
Real estate inventories		41,214,000	98,811,000
Investment in unconsolidated joint venture		0	225,000
Other assets		123,000	339,000
Assets		48,947,000	105,534,000
Accounts payable		188,000	1,892,000
Accrued expenses and other liabilities		3,928,000	2,957,000
Due to affiliates		5,735,000	482,000
EB-5 notes payable		0	21,000,000
Liabilities		9,851,000	26,331,000
Members' capital		39,096,000	79,203,000
Total liabilities and members' capital		48,947,000	105,534,000
Revenues		37,403,000	54,633,000	73,587,000
Cost of sales and expenses		(40,230,000)	(62,145,000)	(71,286,000)
Impairment of real estate inventories		(27,094,000)	(5,800,000)	0
Equity in earnings from unconsolidated joint ventures		0	1,087,000	33,314,000
Net (loss) income of unconsolidated joint ventures		(29,921,000)	(12,225,000)	35,615,000
Equity in net (loss) income of unconsolidated joint ventures	[1]	(16,418,000)	(7,901,000)	13,018,000
Cost of sales		40,230,000	62,145,000	71,286,000
LS Boston Point LLC [Member]
Schedule of Investments [Line Items]
Assets		70,311	319,737	9,891,139	$ 35,193,447
Accounts payable				120,522	(0)
Due to affiliates		0	2,859	2,859	49,245
Liabilities		0	22,859	143,381	69,245
Revenues		(0)	1,087,482	36,016,746	(135,065)
Net (loss) income of unconsolidated joint ventures		(226,567)	1,032,352	35,717,556	(375,990)
LS- Boston Point LLC's share of members' equity		$ 0	225,000	9,838,556	35,148,867
LS Boston Point LLC [Member] | Fenway Point Partners LLC [Member]
Schedule of Investments [Line Items]
Assets			197,857	598,381	272,646,514
Accounts payable			32,442
Liabilities				12,971	202,348,780
Members' capital			165,415	585,410	70,297,734
Total liabilities and members' capital			197,857	598,381	272,646,514
Revenues			26,488,198	175,080,991	278,160
Cost of sales and expenses			(21,629,856)	(125,086,864)	0
Net (loss) income of unconsolidated joint ventures			2,984,523	27,914,284	(270,130)
Equity in net (loss) income of unconsolidated joint ventures			1,087,482	11,457,359	(135,065)
Cost of sales			21,629,856	125,086,864	(0)
LS- Boston Point LLC's share of members' equity			$ 225,000	(0)	$ 35,148,867
LS Boston Point LLC [Member] | Point Condo Holdings LLC [Member]
Schedule of Investments [Line Items]
Assets				24,810,623
Liabilities				101,143
Members' capital				24,709,480
Total liabilities and members' capital				24,810,623
Revenues				2,450,000
Cost of sales and expenses				(2,213,717)
Net (loss) income of unconsolidated joint ventures				32,802
Equity in net (loss) income of unconsolidated joint ventures				(0)
Cost of sales				2,213,717
LS- Boston Point LLC's share of members' equity				$ 9,838,556

[1]	The equity in net (loss) income of unconsolidated joint ventures consists of the allocation of the Company’s proportionate share of income or loss from the unconsolidated joint ventures of $15.2 million loss, $5.9 million loss, and $17.8 million income as well as $1.2 million, $2.0 million, and $4.8 million of expense related to capitalized interest and other costs for the years ended December 31, 2020, 2019, and 2018, respectively.